UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT
PURSUANT TO SECTION 13 OR 15(D) OF THE
SECURITIES EXCHANGE ACT OF 1934

For the semi-annual distribution period from
December 16, 2005 to June 15, 2006

Commission File Number of issuing entity:	333-111885-01

Bond Trust Products Trust A
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	1-32519

Bond Trust Products LLC
(Exact name of depositor as specified in its charter)

Delaware	35-2215554
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

Capital Office Center, 3422 Old Capitol Trail #188, Wilmington, Delaware	19808-6192
(Address of principal executive offices of the issuing entity)	(Zip Code)

(302) 994-5370
(Telephone number, including area code)

	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
Title of class	Section 12(b)	Section 12(g)	Section 15(d)
Bond Trust Products Trust A Pass-Through Trust Certificates	X			The American Stock Exchange LLC

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On June 15, 2006, a distribution was made to the holders of Bond Trust Products Trust A Pass-Through Trust Certificates (the “Certificates”), issued pursuant to a Trust Agreement dated as of May 31, 2005 among Bond Trust Products LLC, as depositor, The Bank of New York Trust Company, N.A., as trustee, The Bank of New York (Delaware), as Delaware trustee and Incapital Holdings LLC, as administrative agent. More specific information with respect to this distribution is filed as Exhibit 99.1 hereto.

PART II - OTHER INFORMATION

Item 2. Legal Proceedings.

There is no pending litigation.

Item 3. Sales of Securities and Use of Proceeds.

Not Applicable.

Item 4. Defaults Upon Senior Securities.

Not Applicable.

Item 5. Submission of Matters to a Vote of Security Holders.

None.

Item 6. Significant Obligors of Pool Assets.

Not Applicable.

Item 7. Significant Enhancement Provider Information.

Not Applicable.

Item 8. Other Information.

Not Applicable.

Item 9. Exhibits.

(a) The following is a list of documents filed as an exhibit to this report.

99.1 Trustee’s statement to certificate holders of Bond Trust Products Trust A Pass-Through Trust Certificates in respect of the distribution made on June 15, 2006.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Bond Trust Products LLC

/s/ Steven J. Hartman
		Name:	Steven J. Hartman
Date:	June 21, 2006	Title:	Managing Member

Exhibit Index

99.1 Trustee’s statement to certificate holders of Bond Trust Products Trust A Pass-Through Trust Certificates in respect of the distribution made on June 15, 2006

Statement to Certificate Holders

To the holders of Bond Trust Products Trust A Pass-Through Certificates (Cusip: 09788EAA6) (the “Certificateholders”):

Reference is made to that certain Trust Agreement, dated as of May 31, 2005, among Bond Trust Products, The Bank of New York Trust Company, N.A., The Bank of New York and Incapital Holdings LLC, creating the Bond Trust Products Trust A. Capitalized terms used but not specifically defined herein will retain the meanings ascribed to them in the Trust Agreement.

As of the Distribution Date occurring on June 15, 2006, the Trustee hereby provides the following information with respect to the Underlying Notes:

Issuer	Cusip	Principal	Coupon	Period-days	Maturity Date
--------------------------	-----------------	-------------------	-------------	-----------------	------------------
Bank of America	06050WBK0	$500,000.00	4.1000%	180	June 15, 2010
CIT	12557WKX8	$500,000.00	4.3000%	180	June 15, 2010
Daimler Chrysler	2338E8XU8	$500,000.00	5.3000%	180	June 15, 2010
Equity Office	26876ECC7	$500,000.00	4.6250%	180	June 15, 2010
General Electric	36966RXP6	$500,000.00	4.0500%	180	June 15, 2010
HSBC	40429XCY0	$500,000.00	4.3500%	180	June 15, 2010
M&I	57183MFJ4	$500,000.00	4.1500%	180	June 15, 2010
Merrill Lynch	5901M0GQ6	$500,000.00	4.2000%	180	June 15, 2010
Nat Rural CFC	63743FCA2	$500,000.00	4.2500%	180	June 15, 2010
Protective Life	74367CCT0	$500,000.00	4.1500%	180	June 15, 2010
Prudential	74432AHU7	$500,000.00	4.2500%	180	June 15, 2010

Pursuant to Section 4.02 of the Trust Agreement, the Trustee hereby also provides notice of the following with respect to the Distribution Date.

(i)  The amount of distributions to Certificateholders on the Distribution Date allocable to the principal or interest portion of Available Funds, or the amount of premiums, if any, payable to Certificateholders on a Special Distribution Date resulting from the optional redemption of Underlying Notes, is at set forth below:

Total Amount payable to Certificateholders	Distribution Amount Allocable to Interest	Distribution Amount Allocable to Principal	Premium Amount Payable as a result of Optional Redemption
--------------------------	--------------------------	--------------------------	--------------------------
$114,125.00	$114,125.00	$0.00	$0.00

(ii)  At the close of business on the Distribution Date, the aggregate Certificate Principal Balance was $5,500,000.00.

(iii) The amount received by the Trustee on the related Underlying Notes for the applicable Underlying Note Accrual Period was $119,312.50.

(iv) The aggregate principal amount of the Underlying Notes as of the Distribution Date was $5,500,000.00. The weighted average interest rate per annum to the Underlying Notes for the next succeeding Underlying Notes Accrual Period, assuming no optional redemption of any Underlying Notes, is 4.3386%.

cc: Bond Trust Products LLC

                The Bank of New York Trust Company, N.A. as Trustee
June 16, 2006

By: /s/ Sean Julien
Name: Sean Julien
Title: Assistant Treasurer

 The Bank of New York Trust Company, N.A.